Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Summary of deferred tax assets
	2013	2012
Deferred tax assets	592,429	309,916
Less: Valuation allowance	(592,429)	(309,916)

Net deferred assets	-	-